REGISTRATION NO. 333-53589/811-08789

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 38	☒

VALIC COMPANY II

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

2929 ALLEN PARKWAY

HOUSTON, TEXAS 77019

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

201.324.6369

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

KATHLEEN D. FUENTES, ESQ.

HARBORSIDE 5

HUDSON STREET, SUITE 3300
JERSEY CITY, NJ 07311-4992

(NAME AND ADDRESS FOR AGENT FOR SERVICE)

THE CORPORATION TRUST COMPANY

300 EAST LOMBARD ST.

BALTIMORE, MARYLAND 21202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Copy to:

DAVID M. LEAHY, ESQ.

SULLIVAN & WORCESTER LLP

1666 K STREET, N.W.

WASHINGTON, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒               Immediately upon filing pursuant to paragraph (b)

☐                 on [date], pursuant to paragraph (b)

☐                 60 days after filing pursuant to paragraph (a)(1)

☐                 on [date], pursuant to paragraph (a)(1)

☐                 75 days after filing pursuant to paragraph (a)(2)

☐                 on [date], pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 36 to the Registration Statement of VALIC Company II (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 35 on Form N-1A filed on December 23, 2019.  This PEA No. 36 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 35 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 35 (the “Amendment”) to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and the State of New Jersey, on the 16th  day of January  2020.

VALIC COMPANY II
(Registrant)

By:	/s/ John T. Genoy
John T. Genoy
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

		President	January 16, 2020
	/s/ John T. Genoy	(Principal Executive Officer)
John T. Genoy
		Treasurer	January 16, 2020
	/s/ Gregory R. Kingston	(Principal Financial Officer)
Gregory R. Kingston

	*	Trustee	January 16, 2020
Thomas J. Brown

	*	Trustee	January 16, 2020
Judith L. Craven

	*	Trustee	January 16, 2020
Timothy J. Ebner

	*	Trustee	January 16, 2020
Gustavo E. Gonzales, Jr.

	*	Trustee	January 16, 2020
Peter A. Harbeck

	*	Trustee	January 16, 2020
Kenneth J. Lavery

	*	Trustee	January 16, 2020
Eric S. Levy

	*	Trustee	January 16, 2020
John E. Maupin, Jr.

* By:	/s/Edward J. Gizzi		January 16, 2020
Edward J. Gizzi
Attorney-in-Fact